Common Shares	12 Months Ended
Apr. 30, 2011
Common Shares [Abstract]
Common Shares
NOTE Q: COMMON SHARES
Voting: The Company’s Amended Articles of Incorporation (“Articles”) provide that each holder of an outstanding common share is entitled to one vote on each matter submitted to a vote of the shareholders except for the following specific matters:
•	any matter that relates to or would result in the dissolution or liquidation of the Company;

•	the adoption of any amendment of the Articles or the Regulations of the Company. or the adoption of amended Articles, other than the adoption of any amendment or amended Articles that increases the number of votes to which holders of common shares are entitled or expands the matters to which time-phase voting applies;

•	any proposal or other action to be taken by the shareholders of the Company, relating to the Company’s Rights Agreement, dated as of May 20, 2009, between the Company and Computershare Trust Company, N.A. or any successor plan;

•	any matter relating to any stock option plan, stock purchase plan, executive compensation plan, executive benefit plan, or other similar plan, arrangement, or agreement;

•	adoption of any agreement or plan of or for the merger, consolidation, or majority share acquisition of the Company or any of its subsidiaries with or into any other person, whether domestic or foreign, corporate or noncorporate, or the authorization of the lease, sale, exchange, transfer, or other disposition of all, or substantially all, of the Company’s assets;

•	any matter submitted to the Company’s shareholders pursuant to Article Fifth (which relates to procedures applicable to certain business combinations) or Article Seventh (which relates to procedures applicable to certain proposed acquisitions of specified percentages of the Company’s outstanding common shares) of the Articles, as they may be further amended, or any issuance of common shares of the Company for which shareholder approval is required by applicable stock exchange rules; and

•	any matter relating to the issuance of common shares, or the repurchase of common shares that the Board determines is required or appropriate to be submitted to the Company’s shareholders under the Ohio Revised Code or applicable stock exchange rules.
On the matters listed above, common shares are entitled to 10 votes per share, if they meet the requirements set forth in the Articles. Common shares which would be entitled to 10 votes per share must meet one of the following criteria:
•	common shares beneficially owned as of November 6, 2008, and for which there has not been a change in beneficial ownership after November 6, 2008; or

•	common shares received through the Company’s various equity plans which have not been sold or otherwise transferred since November 6, 2008.
In the event of a change in beneficial ownership, the new owner of that common share will be entitled to only one vote with respect to that share on all matters until four years pass without a further change in beneficial ownership of the share.
Shareholders’ Rights Plan: Pursuant to a Shareholders’ Rights Plan adopted by the Company’s Board of Directors on May 20, 2009, one share purchase right is associated with each of the Company’s outstanding common shares.
Under the plan, the rights will initially trade together with the Company’s common shares and will not be exercisable. In the absence of further action by the directors, the rights generally will become exercisable and allow the holder to acquire the Company’s common shares at a discounted price if a person or group acquires 10 percent or more of the outstanding common shares. Rights held by persons who exceed the applicable threshold will be void. Shares held by members of the Smucker family are not subject to the threshold. If exercisable, each right entitles the shareholder to buy one common share at a discounted price. Under certain circumstances, the rights will entitle the holder to buy shares in an acquiring entity at a discounted price.
The plan also includes an exchange option. In general, if the rights become exercisable, the directors may, at their option, effect an exchange of part or all of the rights, other than rights that have become void, for common shares. Under this option, the Company would issue one common share for each right, in each case subject to adjustment in certain circumstances.
The Company’s directors may, at their option, redeem all rights for $0.001 per right, generally at any time prior to the rights becoming exercisable. The rights will expire June 3, 2019, unless earlier redeemed, exchanged, or amended by the directors.